Consolidated Statements of Net Income and Comprehensive Income - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015
Revenue, net
AGGRASTAT®	$ 27,132,832	$ 29,304,800	$ 22,083,128
Cost of goods sold (Note 7, 9)	3,464,686	3,721,191	2,259,867
Gross profit	23,668,146	25,583,609	19,823,261
Expenses
Selling, general and administrative	14,867,635	15,417,604	10,237,116
Research and development	5,148,233	3,630,079	4,865,255
Operating Expense	20,015,868	19,047,683	15,102,371
Income before the undernoted	3,652,278	6,535,926	4,720,890
Other (income) expense:
Revaluation of holdback receivable	(82,489)
Revaluation of long-term derivative (Note 4)			(33,080)
Impairment loss (reversal of impairment loss) (Note 9)	635,721		(788,305)
Loss on settlement of debt			60,595
Total Other (income) expense	553,232		(760,790)
Finance costs (income):
Finance expense, net (Note 10, 12(d), 14)	837,461	2,478,914	4,123,452
Foreign exchange (gain) loss, net	(175,459)	262,469	68,799
Total Finance costs (income)	662,002	2,741,383	4,192,251
Net income before income taxes	2,437,044	3,794,543	1,289,429
Income taxes recovery (expense)
Current (Note 13)	9,392,836	(501,315)
Deferred (Note 13)	(333,187)	331,095	379,000
Net income before discontinued operations	11,496,693	3,624,323	1,668,429
Net income from discontinued operations, net of tax (Note 5)	31,924,191	23,358,318
Net income	43,420,884	26,982,641	1,668,429
Translation adjustment, attributable to:
Continuing operations	(30,295)	(400,829)	806,059
Discontinued operations (Note 5)	21,567	(21,567)
Comprehensive income	$ 43,412,156	$ 26,560,245	$ 2,474,488
Earnings per share from continuing operations
Basic (Note 12(e))	$ 0.74	$ 0.24	$ 0.12
Diluted (Note 12(e))	0.63	0.21	0.11
Earnings per share from discontinued operations
Basic (Note 12(e))	2.04	1.56	0.00
Diluted (Note 12(e))	1.76	1.35	0.00
Earnings per share
Basic (Note 12(e))	2.78	1.80	0.12
Diluted (Note 12(e))	$ 2.39	$ 1.56	$ 0.11

[1]	Restated